Financial liabilities - Disclosure of Cumulated Net Sales Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Net sales -10%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	€ 36,718
P&L impact	309
Global impact	309
Net sales -10% | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	38,906
P&L impact	207
Global impact	207
Based cumulated net sales
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	36,409
P&L impact	0
Global impact	0
Based cumulated net sales | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	38,699
P&L impact	0
Global impact	0
Net sales +10%
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	36,100
P&L impact	(309)
Global impact	(309)
Net sales +10% | Fair value
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt at amortized cost	38,492
P&L impact	(207)
Global impact	€ (207)